Lincoln Inflation Plus Fund Investment Strategy - Lincoln Inflation Plus Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Schroder Investment Management North America Inc. (“SIMNA”) serves as the Fund’s sub-adviser. The SIMNA is responsible for the day-to-day management of the Fund’s assets. The Fund seeks to provide a total return above U.S. inflation over an economic cycle (generally, rolling three-to-five-year periods) as measured by the United States Consumer Price Index after fees have been deducted. The Fund is actively managed and will over time invest in a broad range of asset classes worldwide including bonds, emerging markets debt (including sovereign bonds), currencies, Commodity Instruments (as defined below), and equities, in any currency, either directly or indirectly through unaffiliated open-end investment funds (mutual funds) and ETFs (collectively, the “Underlying Funds”). The Fund may invest indirectly in commodities and other asset classes through derivatives or Underlying Funds. In general, SIMNA will select unaffiliated passively managed Underlying Funds that provide exposure to certain investments in accordance with the Fund’s investment strategy. Positions are determined on a market-by-market basis by SIMNA’s investment outlook, which is summarized in the form of scorecard which covers all investable markets. This enables SIMNA to rank opportunities across fixed income, currencies, commodities as well as some equities and construct a diversified portfolio purely of investments that are forecast to generate inflation-beating returns. Each investable market is put into one of three tiers, based on the U.S. dollar aggregate open interest and volumes, meaning the more liquid the market the larger the position permitted. The Fund may invest more than 50% of its assets in fixed and floating rate securities that have a below investment grade credit rating, as measured by Standard & Poor’s or any equivalent grade of other credit rating agencies (these securities are known as “junk bonds”). The Fund seeks to limit geographical concentration using a proprietary, liquidity-based ranking system when selecting non-U.S. fixed and floating rate securities. The Fund may use derivatives with the aim of achieving investment gains, reducing risk, or managing the Fund more efficiently. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets. In selecting securities for the Fund, SIMNA integrates material environmental, social, and governance (“ESG”) analysis into its investment process. SIMNA evaluates the impact and risk around issues such as climate change, environmental performance, labor standards, and corporate governance, among others, which it views as important in its assessment of an issuer’s risk and potential for profitability. SIMNA believes that this ESG assessment, which is integrated with more traditional methods, is an important consideration to understand the investment potential of a company (or an issuer). The Fund’s investments in commodity futures contracts and other commodity linked instruments (collectively, “Commodities Instruments”) will be made through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Through its investment in the Subsidiary, the Fund will seek exposure to a range of commodity sectors from time to time including the energy, agriculture, and metals sectors. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodities Instruments. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in Commodities Instruments. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. The Fund will invest up to 25% of its total assets in the Subsidiary.